Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [abstract]
Number of reportable segment | Segment	5
Revenue recognized | $	$ 924,187	$ 830,533	$ 808,664